Inventories and cost of sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories and cost of sales [Abstract]
Cost of inventories recognized as an expense	$ 3,579,093	$ 4,498,008	$ 3,280,348
Write-downs of inventory	$ 72,988	$ 43,645	$ 24,438